SCHEDULE OF LONG-LIVED ASSETS ARE LOCATED IN CANADA AND UNITED STATES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 10,227,604	$ 10,296,954	$ 10,965,566
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	185,036	191,752	445,663
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		10,105,202	$ 10,519,903
United States and Abroad [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 10,042,568	$ 10,105,202